Share capital - Schedule of changes in number of warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share based compensation and warrant reserve [Abstract]
Warrants outstanding, Opening balance	546,212	354,996
Warrants, Granted	67,598	236,148
Warrants, Exercised	(12,167)	(44,932)
Warrants, Expired	(134,192)
Warrants outstanding, Closing Balance	467,451	546,212
Weighted average exercise price, Warrants outstanding opening balance	$ 9.47	$ 5.80
Weighted average exercise price warrants granted	10.45	16.57
Weighted average exercise price warrants exercised	7.81	17.79
Weighted average exercise price warrants expired	7.64
Weighted average exercise price, Warrants outstanding closing balance	$ 10.20	$ 9.47